Pacer US Export Leaders ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Communication Services - 4.7%
Alphabet, Inc. - Class A	3,576	$613,427
Meta Platforms, Inc. - Class A	1,257	596,861
Netflix, Inc. (a)	944	593,162
News Corp. - Class A	23,339	643,690
Warner Music Group Corp. - Class A (b)	20,080	602,601
		3,049,741

Consumer Discretionary - 12.7%
Airbnb, Inc. - Class A (a)	4,332	604,574
Aptiv PLC (a)	8,990	623,816
Autoliv, Inc. (b)	5,774	583,982
Booking Holdings, Inc.	160	594,402
Crocs, Inc. (a)	4,022	540,436
Garmin Ltd. (b)	3,960	678,150
LKQ Corp.	15,682	650,803
McDonald's Corp.	2,491	661,111
PVH Corp.	5,580	569,104
Ralph Lauren Corp. - Class A	3,517	617,550
Skechers USA, Inc. - Class A (a)	8,757	570,343
Tesla Motors, Inc. (a)	3,549	823,617
Visteon Corp. (a)	6,079	702,368
		8,220,256

Consumer Staples - 5.1%
Archer-Daniels-Midland Co.	10,625	658,856
Bunge Global SA	6,150	647,165
Coca-Cola Co.	10,099	674,007
Ingredion, Inc.	5,553	690,627
Kimberly-Clark Corp.	4,530	611,776
		3,282,431

Energy - 5.4%
APA Corp. (b)	22,713	708,419
Baker Hughes Co.	20,324	786,945
Exxon Mobil Corp. (b)	5,795	687,229
Halliburton Co.	19,194	665,648
Weatherford International PLC (a)	5,666	667,795
		3,516,036

Health Care - 9.5%
Agilent Technologies, Inc.	4,866	688,053
BioMarin Pharmaceutical, Inc. (a)	7,570	638,378
Danaher Corp.	2,480	687,158
IQVIA Holdings, Inc. (a)	2,975	732,534
Mettler-Toledo International, Inc. (a)	435	661,648
Regeneron Pharmaceuticals, Inc. (a)	610	658,306
Repligen Corp. (a)(b)	5,033	842,273
Thermo Fisher Scientific, Inc.	1,105	677,741
West Pharmaceutical Services, Inc.	1,895	580,192
		6,166,283

Industrials - 14.9%
AGCO Corp.	6,097	575,679
Brink's Co.	6,447	709,105
Caterpillar, Inc. (b)	1,970	682,014
Concentrix Corp. (b)	10,852	765,066
Donaldson Co., Inc.	8,817	659,688
General Electric Co.	4,055	690,161
Genpact Ltd.	20,455	709,175
GXO Logistics, Inc. (a)(b)	13,177	737,648
Howmet Aerospace, Inc.	8,008	766,366
Ingersoll Rand, Inc.	6,905	693,262
ITT, Inc.	4,987	705,461
Nordson Corp.	2,764	691,912
Uber Technologies, Inc. (a)	9,025	581,842
Westinghouse Air Brake Technologies Corp.	3,941	635,092
		9,602,471

Information Technology - 33.2%(c)
Accenture PLC - Class A	2,209	730,340
Advanced Micro Devices, Inc. (a)	3,956	571,563
Allegro MicroSystems, Inc. (a)(b)	22,550	542,102
Altair Engineering, Inc. - Class A (a)(b)	6,540	577,874
Amphenol Corp.	9,256	594,791
Apple, Inc.	2,978	661,354
Applied Materials, Inc.	2,667	565,937
Arrow Electronics, Inc. (a)	4,902	606,328
Autodesk, Inc. (a)	2,801	693,304
Broadcom, Inc.	3,650	586,482
Cadence Design System, Inc. (a)	2,024	541,744
Cirrus Logic, Inc. (a)	5,160	673,277
Coherent Corp. (a)	8,806	613,602
Corning, Inc.	16,970	678,970
Fortinet, Inc. (a)	10,402	603,732
Hewlett Packard Enterprise Co. (b)	29,254	582,447
Jabil, Inc.	5,291	596,137
KLA Corp. (b)	768	632,118
Kyndryl Holdings, Inc. (a)	24,730	664,495
Lam Research Corp.	610	561,956
Lattice Semiconductor Corp. (a)(b)	10,490	555,970
Littelfuse, Inc.	2,490	665,104
MACOM Technology Solutions Holdings, Inc. (a)(b)	6,064	611,979
Microchip Technology, Inc.	6,917	614,091
Microsoft Corp.	1,427	596,985
Monolithic Power Systems, Inc.	779	672,347
Novanta, Inc. (a)	3,920	710,226
NVIDIA Corp.	4,789	560,409
Onto Innovation, Inc. (a)	2,879	550,753
PTC, Inc. (a)(b)	3,639	647,196
QUALCOMM, Inc.	2,930	530,183
Rambus, Inc. (a)	11,096	570,778
Synopsys, Inc. (a)	1,068	596,286
TE Connectivity Ltd.	4,287	661,613
Teledyne Technologies, Inc. (a)	1,618	682,569
		21,505,042

Materials - 14.5%
AptarGroup, Inc.	4,366	641,715
Ashland, Inc.	6,589	636,827
Avery Dennison Corp.	2,787	604,305
Axalta Coating Systems Ltd. (a)	18,310	652,751
Cabot Corp.	6,517	653,590
Corteva, Inc. (b)	12,347	692,667
Crane NXT Co.	10,470	658,354
Crown Holdings, Inc.	8,084	717,051
FMC Corp.	11,530	672,891
International Flavors & Fragrances, Inc.	6,687	665,223
Linde PLC	1,449	657,121
Mosaic Co.	23,272	692,807
NewMarket Corp.	1,212	679,774
Royal Gold, Inc.	5,200	718,224
		9,343,300
TOTAL COMMON STOCKS (Cost $57,293,741)		64,685,560

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.7%
Investments Purchased with Proceeds from Securities Lending - 12.7%
Mount Vernon Liquid Assets Portfolio, LLC – 5.51% (d)	8,248,073	8,248,073
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,248,073)		8,248,073

TOTAL INVESTMENTS - 112.7% (Cost $65,541,814)		72,933,633
Liabilities in Excess of Other Assets - (12.7)%		(8,216,004)
TOTAL NET ASSETS - 100.0%		$64,717,629

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $8,201,989 which represented 12.7% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Pacer US Export Leaders ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$64,685,560	$–	$–	$64,685,560
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	8,248,073
Total Investments	$64,685,560	$–	$–	$72,933,633

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.